Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
Marine Energy (acquired August 2021)

In August 2020, the Company announced its intention to transition away from dry bulk commodity transportation and towards marine based renewable energy. In July 2021, the Company completed its exit from the dry bulk commodity transportation business. Effective with the August 2021 acquisition of Seajacks, the Company’s sole business is principally engaged in the ownership, management and operation of five self-propelled jack up vessels primarily servicing the offshore wind turbine and oil and gas industries. The Company is organized into one operating segment, marine energy, through which the Company’s chief operating decision maker manages the Company’s business, assesses performance and allocates resources. Vessels are opportunistically marketed as multi-vessel solutions based upon market needs of all potential customers in all industries. They are marketed under a singular Seajacks brand name, and can be moved from one geographical area to another.
Former Dry Bulk Operations (exited July 2021)
Prior to the completion of its exit from the dry bulk commodity transportation business in July 2021, the Company was organized by vessel type into two operating segments through which the Company’s chief operating decision maker managed the Company’s business. The Kamsarmax and Ultramax Operations segments included the following:
•Kamsarmax - included vessels ranging from approximately 82,000 DWT to 84,000 DWT
•Ultramax - includes vessels ranging from approximately 60,200 DWT to 64,000 DWT
Although each vessel within its respective class qualified as an operating segment under U.S. GAAP, each vessel also exhibited similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in U.S. GAAP. The Company therefore chose to present its segment information by vessel class using the aggregated information from the individual vessels.
The Company’s dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Corporate and other costs
Certain of the corporate income and general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these amounts are included in the results below as “Corporate”.
The following schedule presents the Company’s sole operating segment, marine energy, and non-reportable reconciling items for the years ended December 31, 2022 and 2021 (in thousands).

	Marine Energy Segment	Corporate	Total

December 31, 2022
Vessel revenue	$199,326	$—	$199,326
Vessel operating cost	79,353	—	79,353
Vessel depreciation	24,597	—	24,597
General and administrative expenses	24,754	16,423	41,177
Interest income	—	647	647
Income from equity investment	—	55,538	55,538
Foreign exchange (loss)	—	(1,816)	(1,816)
Financial expense, net	—	(2,118)	(2,118)
Income before taxes	$70,622	$35,828	$106,450

		Former Dry Bulk Business*
December 31, 2021	Marine Energy Segment	Kamsarmax	Ultramax	Corporate	Total
Revenue	$41,903	$51,260	$50,870	$—	$144,033
Voyage expenses	—	11,398	6,164	—	17,562
Vessel operating cost	28,233	7,124	17,149	—	52,505
Charterhire expense	—	31,657	2,344	—	34,001
Vessel depreciation	10,190	—	—	—	10,190
General and administrative expenses	10,033	525	1,208	72,188	83,954
(Gain on vessels sold) loss / write down on assets held for sale	—	(7,873)	(14,859)	—	(22,732)
Interest income	—	—	—	87	87
Gain on bargain purchase of Seajacks	—	—	—	57,436	57,436
Income from equity investment	—	—	—	9,735	9,735
Foreign exchange gain	—	—	—	1,120	1,120
Financial expense, net	—	—	—	(16,360)	(16,360)
(Loss) income before income taxes	(6,553)	8,429	38,864	(20,170)	20,571

*exited business in July 2021
The following schedule presents segment information about the Company’s former dry bulk operations for the year ended December 31, 2020 (in thousands).

December 31, 2020	Kamsarmax	Ultramax	Corporate	Total
Vessel revenue	$67,047	$96,685	$—	$163,732
Voyage expenses	4,831	5,178	—	10,009
Vessel operating cost	30,542	62,264	—	92,806
Charterhire expense	18,620	2,487	—	21,107
Vessel depreciation	16,366	32,003	—	48,369
General and administrative expenses	1,891	3,908	19,872	25,671
Loss / write down on assets held for sale	168,171	327,242	—	495,413
Interest income	—	—	210	210
Income from equity investment	—	—	(105,384)	(105,384)
Foreign exchange loss	—	—	(348)	(348)
Financial expense, net	—	—	(36,818)	(36,818)
Segment loss	$(173,374)	$(336,397)	$(162,212)	$(671,983)
Geographic Areas
The Company operates its marine energy business internationally, primarily in Europe and Asia. Please see Note 19, Revenues, for revenues attributed to geographic locations. Prior to the Company’s exit from the dry bulk business in July 2021, the dry bulk vessels regularly moved between countries in international waters, over dozens of trade routes and, as a result, the disclosure of financial information about geographic areas is impracticable.
Marine Energy
The following schedule presents geographic information about the Company’s long-lived assets at December 31, 2022 and 2021 (in thousands):

Geographic Areas	December 31, 2022	December 31, 2021
Europe:
United Kingdom	$108,417	$442,279
Total Europe	$108,417	$442,279
Asia:
Taiwan	291,561	83
Japan	121,353	102,153
Total Asia	412,914	102,236
Total	521,331	544,515